Organization and Stock Offerings	12 Months Ended
Dec. 31, 2012
Organization and Stock Offerings [Abstract]
Organization and Stock Offerings

Note 1 - Organization and Stock Offerings

BCB Bancorp, Inc. (the “Company”) is incorporated in the State of New Jersey and is a bank holding company. The common stock of the Company is listed on the Nasdaq Electronic Bulletin Board and trades under the symbol “BCBP.”

On December 20, 2012, the Company amended its Restated Certificate of Incorporation to include a new Article V, Part (C) which establishes a Series A 6% Noncumulative Perpetual Preferred Stock and sets forth the number of shares to be included in such series, and to fix the designation, powers, preferences, and rights of the shares of each such series and any qualifications, limitations or restrictions thereof. Such amendment to the Restated Certificate of Incorporation was approved by the directors of BCB Bancorp, Inc. on October 10, 2012.

On December 31, 2012, the Company closed a private placement of Series A Noncumulative Perpetual Preferred Stock, resulting in the issuance of 865 shares of Series A 6% Non-Cumulative Perpetual Preferred Shares for gross proceeds of $8.65 million. The costs associated with the private placement were approximately $80,000. The shares issued are callable by the Company after December 31, 2015, at $10,000 per share (liquidation preference value). There is no ability to convert the preferred shares to common shares. Dividends on the preferred shares, if and when declared, will be paid quarterly in arrears.

On November 20, 2007, the Company announced a stock repurchase plan which provided for the repurchase of 5% or 234,002 shares of the Company’s common stock. This plan was completed during 2010.  On July 14, 2010, the Company announced a stock repurchase plan to repurchase 5% or 479,965 shares of the Company’s common stock. This plan was completed during 2010. On December 20, 2010, the Company entered into an agreement with a broker to administer a Rule 10b5-1 trading plan on behalf of the Company. The Rule 10b5-1 trading plan will permit the broker to purchase up to 450,000 shares of Company common stock at designated prices during periods when the Company would otherwise be unable to purchase its common stock. The Board authorized the Rule 10b5-1 trading plan on December 16, 2010. On December 14, 2011, the Company announced a stock repurchase plan to repurchase 5% or 462,225 shares of the Company’s common stock. This plan was completed during 2012. On May 9, 2012, the Company announced a stock repurchase plan to repurchase 5% or 462,800 shares of the Company’s common stock. This plan was completed during 2012.  On June 28, 2012, the Company announced a stock repurchase plan to repurchase 5% or 440,000 shares of the Company’s common stock. During 2012, 2011 and 2010, a total of 1,046,726,  536,710 and 193,383 shares of the Company’s common stock was repurchased under these plans at a cost of approximately $10.9 million, $5.6 million and $1.8 million or $10.37, $10.37 and $9.34 per share, respectively.

The Company’s primary business is the ownership and operation of BCB Community Bank (the “Bank”).  The Bank is a New Jersey commercial bank which, as of December 31, 2012, operated at eleven locations in Bayonne, Hoboken, Jersey City, Monroe Township, South Orange, and Woodbridge New Jersey, and is subject to regulation, supervision, and examination by the New Jersey Department of Banking and Insurance and the Federal Deposit Insurance Corporation.  The Bank is principally engaged in the business of attracting deposits from the general public and using these deposits, together with borrowed funds, to invest in securities and to make loans collateralized by residential and commercial real estate and, to a lesser extent, consumer loans.  BCB Holding Company Investment Corp. (the “New Jersey Investment Company”) was organized in January 2005 under New Jersey law as a New Jersey investment company primarily to hold investment and mortgage-backed securities. Pamrapo Service Corporation was organized in 1975 under New Jersey law to engage in the purchase and sale of real estate. In the 1990’s, the Service Corporation was engaged in the business of selling non-financial products, (annuities, mutual funds and stocks) to the public. The Pamrapo Service Corporation has been inactive since May 2010.  BCB New York Management, Inc. (the “New York Management Company”) was organized in October 2012 under New York law as a New York investment company primarily to hold various loan products, investment and mortgage-backed securities. BCB New York Management, Inc. was inactive in 2012.

On July 6, 2010, the Company acquired all of the outstanding common shares of Pamrapo Bancorp, Inc. (“Pamrapo”), the parent company of Pamrapo Savings Bank, and thereby acquired all of Pamrapo Savings Bank’s 10 branch locations. Under the terms of the merger agreement, Pamrapo stockholders received 1.0 share of BCB Bancorp, Inc. common stock in exchange for each share of Pamrapo common stock, resulting in the Company issuing 4.9 million common shares of BCB Bancorp, Inc. common stock with an acquisition date fair value of $38.6 million. See Note 19 for further details.

On October 14, 2011, the Company acquired all of the outstanding common shares of Allegiance Community Bank (“Allegiance”) and thereby acquired all of Allegiance Community Bank’s two branch locations. Under the terms of the merger agreement, Allegiance stockholders received 0.35 of a share of BCB Bancorp, Inc. common stock at a price of $9.57 per share in exchange for each share of Allegiance common stock, resulting in BCB Bancorp, Inc. issuing 644,434 common shares of BCB Bancorp, Inc. common stock with an acquisition date fair value of $6.2 million. See Note 19 for further details.